Other Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Other Accrued Liabilities
Other Accrued Liabilities

9.                                      Other Accrued Liabilities

Other accrued liabilities consisted of the following as of December 31, 2009 and 2010:

	As of December 31,
	2009	2010
	(in thousands)
Accrued communications costs	$4,621	$14,845
Accrued taxes and surcharges	3,413	18,117
Accrued interest	2,507	11,683
Accrued professional fees and settlements	6,073	2,576
Facility exit and restructuring liabilities	5,643	4,749
Deposits and due to customers	1,619	4,651
Other	10,783	19,008
	$34,659	$75,629